WARRANTS AND DERIVATIVE WARRANT LIABILITY (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Schedule Of Share Based Payment Award Warrants Derivative Liability Valuation Assumptions [Line Items]
Volatility	60.30%
Expected term (years)	4 years 8 months 12 days
Risk-free interest rate	0.70%
Dividend yield	0.00%
Liability Classified Warrants [Member]
Schedule Of Share Based Payment Award Warrants Derivative Liability Valuation Assumptions [Line Items]
Calculated aggregate value	1,176
Exercise price per share of warrant	1.50
Closing price per share of common stock	2.20
Volatility	54.00%
Expected term (years)	6 months
Risk-free interest rate	0.11%
Dividend yield	0.00%